UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
 This Amendment (Check only one.):   |_| is a restatement.
                                     |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nicusa Capital Partners, LP
         -------------------------------
Address: 17 State Street, 16th floor
         -------------------------------
         New York, New York  10004
         -------------------------------

         -------------------------------

13F File Number: 28-
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Johnson
       -------------------
Title: Managing Member
       -------------------
Phone: (212) 293-3402
       -------------------

Signature, Place, and Date of Signing:


       /s/ Paul Johnson             New York, New York          May 15, 2008
      ------------------------      --------------------      ---------------
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-                      Nicusa Capital Partners, LP
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                         ---------------------------

Form 13F Information Table Entry Total:       24
                                         ---------------------------

Form 13F Information Table Value Total:       76,422
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                      TITLE OF                 VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                     CLASS       CUSIP      (x1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
-----------------------               --------   ---------    -------- -------  ---  ----  ------- ----------  ---------------------
AMBASSADORS GROUP INC                COM         023177108     2,577     136,400 SH         SOLE                 136,400    0      0
BIO-IMAGING TECHNOLOGIES INC         COM         09056N103     7,150   1,020,028 SH         SOLE               1,020,028    0      0
BLUELINX HOLDINGS INC                COM         09624H109     3,781     742,852 SH         SOLE                 742,852    0      0
BROADRIDGE FINANCIAL SOLUTIONS INC   COM         11133T103     1,144      65,000 SH         SOLE                  65,000    0      0
EAGLE MATERIALS INC                  COM         26969P108     1,209      34,000 SH         SOLE                  34,000    0      0
FREIGHTCAR AMERICA INC               COM         357023100     1,201      35,000 SH         SOLE                  35,000    0      0
IMAGE SENSING SYSTEMS INC            COM         45244C104     4,411     358,616 SH         SOLE                 358,616    0      0
INSWEB CORP                          COM NEW     45809K202        64       5,913 SH         SOLE                   5,913    0      0
KHD HUMBOLDT WEDAG INTL LTD          COM         482462108     7,632     313,294 SH         SOLE                 313,294    0      0
KSW INC                              COM         48268R106     3,420     574,795 SH         SOLE                 574,795    0      0
LEAR CORP                            COM         521865105     3,741     144,400 SH         SOLE                 144,400    0      0
METROPOLITAN HEALTH NETWORKS INC     COM         592142103     7,827   3,478,454 SH         SOLE               3,478,454    0      0
MOODY'S CORP                         COM         615369105       749      21,500 SH         SOLE                  21,500    0      0
PERCEPTRON INC                       COM         71361F100     7,323     577,952 SH         SOLE                 577,952    0      0
PINNACLE AIRLINES CORP               COM         723443107     2,498     286,100 SH         SOLE                 286,100    0      0
R.G. BARRY CORP                      COM         068798107     5,094     643,170 SH         SOLE                 643,170    0      0
RIMAGE CORP                          COM         766721104        41       1,868 SH         SOLE                   1,868    0      0
SCHMITT INDUSTRIES INC               COM NEW     806870200     1,424     252,046 SH         SOLE                 252,046    0      0
SIRONA DENTAL SYSTEMS INC            COM         82966C103     5,219     193,500 SH         SOLE                 193,500    0      0
SPECIALTY UNDERWRITERS' ALLIANCE INC COM         84751T309     2,032     478,041 SH         SOLE                 478,041    0      0
THOR INDUSTRIES INC                  COM         885160101       893      30,000 SH         SOLE                  30,000    0      0
USG CORP                             COM NEW     903293405     1,418      38,500 SH         SOLE                  38,500    0      0
WABCO HOLDINGS INC                   COM         92927K102     1,217      26,666 SH         SOLE                  26,666    0      0
WILLIAMS CONTROLS INC                COM NEW     969465608     4,357     317,346 SH         SOLE                 317,346    0      0